Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets

Fixed assets comprised the following on December 31:

	2020	2019
Computer equipment	$90,707	$82,240
Warehouse and refrigeration equipment	-	157,839
Leasehold improvements	4,919	4,919
Total	95,626	244,998
Less: Accumulated depreciation	(75,562)	(183,090)
Fixed assets, net	$20,064	$61,908